Stockholder's Equity (Deficit) - Narrative (Details) $ / shares in Units, $ in Thousands		6 Months Ended
	Apr. 06, 2022 USD ($) shares	Jun. 30, 2022 USD ($) vote $ / shares shares	Jun. 30, 2021 USD ($) shares	Jan. 25, 2022 shares	Jan. 24, 2022 shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares
Noncontrolling Interest [Line Items]
Par value (in dollars per share) | $ / shares		$ 0.0001
Vote for each share | vote		1
Shares outstanding (in shares)				88,824,647	17,215,336
Payments for repurchase of common stock | $		$ 8,603	$ 0
Common Stock
Noncontrolling Interest [Line Items]
Shares outstanding (in shares)		88,994,146	5,071,904			5,263,068	4,929,262
Shares repurchased (in shares)		516,123
Chief Executive Officer
Noncontrolling Interest [Line Items]
Voting power		14.97%
Common Class A
Noncontrolling Interest [Line Items]
Shares outstanding (in shares)		75,411,506				5,263,068
Payments for repurchase of common stock | $		$ 2,700
Common Class A | Hannover
Noncontrolling Interest [Line Items]
Shares repurchased (in shares)	51,700
Repurchased shares | $	$ 5,853
Common Class B
Noncontrolling Interest [Line Items]
Par value (in dollars per share) | $ / shares		$ 0.0001
Shares outstanding (in shares)		13,582,640
Conversion period		5 years
Common Class B | Chief Executive Officer
Noncontrolling Interest [Line Items]
Shares outstanding (in shares)		13,582,640
Voting power		100.00%
Series A preferred stock | Hannover
Noncontrolling Interest [Line Items]
Shares repurchased (in shares)	134,735
Series B-1 preferred stock | Hannover
Noncontrolling Interest [Line Items]
Shares repurchased (in shares)	15,082